Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2020	$ 117,817	$ 58	$ 958	$ (22,302)	$ 96,531	$ 49,110	$ 145,641
Balance, shares at Mar. 31, 2020	10,988
IfrsStatementLineItems [Line Items]
Shares issued under private placement	$ 6,980				6,980		6,980
Issued under private placement, shares	698
Share-based compensation						529	529
Exchange of SalvaRx warrants for Portage warrants	2,451				2,451	(2,451)
Warrant liability at contract price	(330)				(330)		(330)
Share issuance costs	(248)				(248)		(248)
Net loss for period				(3,151)	(3,151)	(193)	(3,344)
Ending balance, value at Sep. 30, 2020	$ 126,670	58	958	(25,453)	102,233	46,995	149,228
Balance, shares at Sep. 30, 2020	11,686
Beginning balance, value at Mar. 31, 2021	$ 130,649	7,977	958	(38,135)	101,449	46,153	147,602
Balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share-based compensation		4,165			4,165	161	4,326
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued or accrued for services	$ 60				60		60
Shares issued or accrued for services, shares	3
Warrants exercised	$ 291				291		291
Warrants exercised, shares	13
Exchange of notes payable and accrued interest for iOx shares						184	184
Net loss for period				(6,041)	(6,041)	(59)	(6,100)
Ending balance, value at Sep. 30, 2021	$ 158,216	$ 12,142	$ 958	$ (44,176)	$ 127,140	$ 46,439	$ 173,579
Balance, shares at Sep. 30, 2021	13,341